Expense Example - BlackRock Equity Dividend V.I. Fund	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	1,023
Class III
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	$ 1,326